Consolidated Balance Sheet Components (Details) - Schedule of future amortization expense $ in Thousands	Mar. 31, 2023 USD ($)
Consolidated Balance Sheet Components
Remainder of 2023	$ 84
2024	335
2025	335
2026	308
2027	10
Thereafter	56
Total	$ 1,128